Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

Stock Options

Subsequent to December 31, 2018, the Company issued a ten-year option to a certain Scientific Advisory Board member of the Company to purchase 70,000 shares of common stock of the Company at an exercise price of $1.00 per share. The option vests as follows: (i) an option for the purchase of 23,334 shares vested immediately, (ii) an option for the purchase of 23,333 shares will vest on the one-year anniversary of the issuance date, and (iii) an option for the purchase of 23,333 shares will vest on the two-year anniversary of the issuance date. The fair value of the option will be recognized over the vesting period.

Subsequent to December 31, 2018, the Board of Directors reduced the exercise price of outstanding stock options for the purchase of an aggregate of 4,631,700 shares of common stock of the Company (with exercise prices ranging between $1.00 and $4.70 per share) to $0.75 per share, which was the closing price for the Company’s common stock on the day prior to determination, as reported by the OTCQB market. The exercise price reduction related to options held by, among others, the Company’s directors, advisors and employees. The incremental value of the modified options compared to the original options, both valued as of the respective modification date, will be recognized over the vesting term of the options.

Consulting Agreement

Subsequent to December 31, 2018, the Company and a consultant agreed to further extend a previously expired consulting agreement from January 2019 to December 2019. In connection with the extension, the Company issued to the consultant a five-year, immediately vested warrant for the purchase of 100,000 shares of the Company’s common stock at an exercise price of $1.00 per share.

Settlement Agreement

Subsequent to December 31, 2018, the Company entered into a settlement agreement with a certain consultant, pursuant to which $46,500 of previously recorded consulting fees were exchanged for 10,000 shares of the Company’s common stock and a $10,000 cash payment.

Common Stock and Warrant Offering

Subsequent to December 31, 2018, the Company issued 1,000,000 shares of common stock of the Company, a five-year immediately vested warrant to purchase 500,000 shares of common stock of the Company at an exercise price of $0.85 per share and a one-year immediately vested warrant to purchase 500,000 shares of common stock of the Company at an exercise price of $0.70 per share to an investor for gross proceeds of $600,000.

Notes Payable

Subsequent to December 31, 2018, the Company issued a convertible promissory note in the principal amount of $450,000 to certain related parties. The convertible note bears interest at the rate of 15% per annum, payable at maturity, with an original maturity date in August 2019. The note is convertible, at the option of the lenders, into shares of common stock of the Company at a conversion price of $0.60 per share, subject to adjustment, and a five-year warrant for the purchase of a number of shares equal to the number of shares issued upon the conversion of the principal amount of the note. The warrant provides for an exercise price of $0.80 per share, subject to adjustment.

Subsequent to December 31, 2018, the Company issued convertible promissory notes in the aggregate principal amount of $575,000 to certain lenders for aggregate cash proceeds of $575,000. The convertible notes bear interest at the rate of 15% per annum, payable at maturity, with original maturity dates in July 2019. Each note is convertible, at the option of the lender, into shares of common stock of the Company at a conversion price of $0.60 per share, subject to adjustment, and a five-year warrant for the purchase of a number of shares equal to the number of shares issued upon the conversion of the principal amount of the respective note. The warrant provides for an exercise price of $0.80 per share, subject to adjustment.

Subsequent to December 31, 2018, the Company issued convertible promissory notes in the aggregate principal amount of $2,205,000 for aggregate cash proceeds of $2,048,918. The convertible notes bear interest at rates ranging from 8% to 12% per annum, payable at maturity, with original maturity dates ranging between July 2019 to March 2020. The convertible notes are convertible as follows: (i) $805,000 of aggregate principal and the respective accrued interest is convertible into shares of the Company’s common stock at the election of the holder after the 180th day following the issue date at a conversion price generally equal to 58% of the fair value of the Company’s common stock, (ii) $170,000 of aggregate principal and the respective accrued interest is convertible into shares of the Company’s common stock at the election of the holder at any time immediately on or after the issue date until the 180th day following issuance at a conversion price equal to $0.25 per share or after the 180th day following issuance at a conversion price equal to 58% of the fair value of the Company’s common stock, and (iii) $1,230,000 of aggregate principal and the respective accrued interest is convertible into shares of the Company’s common stock at the election of the holder for the first six months at a fixed conversion price ranging from $1.00 to $2.00 per share, and thereafter, at a conversion price generally equal to 58% of the fair value of the Company’s common stock. In connection with the issuance of a certain convertible promissory note, the Company issued to the lender a five-year, immediately vested warrant for the purchase of 40,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The grant date fair value of the warrant will be recorded as a debt discount and will be amortized over the term of the note. In the event that the Company elects to prepay any of the respective notes during the first ninety-day period following the issue date, the holder is entitled to receive a prepayment premium of up to 30%, depending on the note, of the then outstanding principal balance plus accrued interest. In the event that the Company elects to prepay any of the notes during the second ninety-day period following the issue date, the holder is entitled to receive a prepayment premium of up to 35%, depending on the note, of the then outstanding principal balance plus accrued interest.

Subsequent to December 31, 2018, a certain lender to the Company acquired another promissory note issued by the Company in the outstanding amount of $148,014 (inclusive of accreted interest of $23,014) from a different lender to the Company. The Company exchanged the acquired note for a new convertible note in the principal amount of $148,014 which accrues interest at a rate of 12% per annum, payable on the maturity date in March 2020.

Subsequent to December 31, 2018, the Company and a certain related party agreed to extend the maturity date of a certain promissory note with a principal balance of $30,000 that was past maturity from December 2018 to December 2019.

Subsequent to December 31, 2018, the Company and a certain lender agreed to extend the maturity date of a certain promissory note with a principal balance of $125,000 that was past maturity from January 2019 to December 2019. In connection with the extension, the Company issued the lender 10,000 shares of the Company’s common stock. The issuance date fair value of the common stock will be recorded as debt discount and will be amortized over the term of the note.

Subsequent to December 31, 2018, the Company and certain lenders agreed to exchange an aggregate principal amount of $619,391 and aggregate accrued interest of $24,509 of certain convertible notes payable for an aggregate of 1,928,400 shares of the Company’s common stock at exchange prices ranging from $0.28 to $0.42 per share.

Subsequent to December 31, 2018, the Company repaid an aggregate principal amount of $1,065,000 of notes payable, $55,169 of the respective aggregate accrued interest and an aggregate of $134,636 of prepayment premiums.